Convertible Loans and Shareholder Loans (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Loans and Shareholder Loans [Abstract]
Schedule of Convertible Loans and Shareholder Loans Measured at Amortized Cost

As of December 31, 2023 and 2024, the balances of convertible loans and shareholder loans measured at amortized cost and fair value respectively, were summarized as below:

	As of December 31,
	At amortized cost		At fair value
	2023	2024	2023	2024
	RMB	RMB	RMB	RMB
Current:
January 2019 Shareholder Loan	14,301,310	14,538,200	-	-
November 2020 Shareholder Loan	4,957,890	5,031,880	-	-
February 2021 Shareholder Loan	6,891,043	64,772,782	-	-

Subtotal	26,150,243	84,342,862	-	-

May 2022 Convertible Loan	3,541,350	-	-	-
August 2022 Convertible Loan (i)			3,919,092
August 2021 Convertible Loan		3,500,000	-
May & June 2023 Convertible Loan (ii)	-	-	2,453,738	-

Subtotal	3,541,350	3,500,000	6,372,830	-

Total	29,691,593	87,842,862	6,372,830	-

Non-current:
February 2021 Shareholders Loan	56,928,815	-	-	-

Subtotal	56,928,815	-	-	-

August 2021 Convertible Loan	3,500,000	-	-	-
December 2022 Convertible Loan (iii)	-	-	6,895,363	-
May & June 2023 Convertible Loans (ii)	-	-	1,068,651	1,424,552
December 2024 Convertible Loan (iv)	-	-	-	8,651,529

Subtotal	3,500,000	-	7,964,014	10,076,081

Total	60,428,815	-	7,964,014	10,076,081

(i)	The aggregate unpaid principal balances of August 2022 Convertible Loan which was recorded at fair value option was RMB3,541,350 (US$500,000) and nil as of December 31, 2023 and 2024 respectively. The amount of the fair value carrying amount over the aggregate unpaid principal balance was RMB377,742 (US$53,333) and nil as of December 31, 2023 and 2024, respectively.

(ii)	The aggregate unpaid principal balances of May & June 2023 Convertible Loans which was recorded at fair value option was RMB3,741,553 (US$518,211) and RMB1,169,693 (US$162,720) as of December 31, 2023 and 2024 respectively. The amount of the fair value carrying amount over the aggregate unpaid principal balance was RMB72,981 (US$10,304) and RMB254,858 (US$35,454) as of December 31, 2023 and 2024, respectively.

(iii)	The aggregate unpaid principal balances of December 2022 Convertible Loan which was recorded at fair value option was RMB7,082,700 (US$1,000,000) and nil as of December 31, 2023 and 2024 respectively. The amount of the fair value carrying amount over and under the aggregate unpaid principal balance was RMB187,337 (US$26,450) and nil as of December 31, 2023 and 2024, respectively.

(iv)	The aggregate unpaid principal balances of December 2024 Convertible Loans which was recorded at fair value option was RMB8,678,280 (US$1,207,262) as of December 31, 2024. The amount of the fair value carrying amount under the aggregate unpaid principal balance was RMB26,751 (US$3,665) as of December 31, 2024.